SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIES (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable from net of allowance
Total net revenues	$ 109,062	739,996	¥ 1,477,619
Variable Interest Entity To Variable Interest Entity Primary Beneficiary And Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues		¥ 1,602